OPERATING PROVISIONS (REVERSALS) (Details) R$ in Thousands	7 Months Ended	12 Months Ended
	Jul. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
OPERATING CHARGES (REVERSALS), NET
Impairment of long-term assets			R$ (6,546,048)	R$ 714,611	R$ 5,758,225
Onerous contracts			(1,353,849)	(584,170)	1,175,185
TFRH			(1,183,583)	517,727	(451,340)
Provision (reversal) for losses on investments			213,246	(335,592)	1,479,088
Provision for ANEEL - CCC			1,187,278
Provision for losses on investments classified as held for sale			553,607
Guarantees			37,783	18,444	29,913
Risco Hidrologico					(451,340)
Others			438,550	429,904	722,197
Operating Charges (Reversals), Net			(5,308,185)	4,645,594	14,187,868
Reversal of onerous contracts provision			2,011,475	2,477,476	1,288,015
Reference price for energy from the plant | $		$ 480.00
Distribution
OPERATING CHARGES (REVERSALS), NET
Reversal of onerous contracts provision				1,079,433	57,897
UTN Angra 3
OPERATING CHARGES (REVERSALS), NET
Reversal of impairment loss previously recognized			5,853,711
Reversal of onerous contracts provision			1,388,843
Reference price for energy from the plant | $	$ 480.00
Eletronuclear | UTN Angra 3
OPERATING CHARGES (REVERSALS), NET
Reversal of impairment loss previously recognized			5,853,711
Reversal of onerous contracts provision			1,388,843
Provision for litigation
OPERATING CHARGES (REVERSALS), NET
Contingencies			1,819,710	3,718,687	5,151,601
Accounts receivable
OPERATING CHARGES (REVERSALS), NET
Impairment of assets			160,116	155,399	161,750
Financing and Loans
OPERATING CHARGES (REVERSALS), NET
Impairment of assets			R$ (81,388)	R$ 10,582	R$ 17,290